May 1, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard World Funds (the “Trust”); File No. 2-17620

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements dated April 17, 2013, filed pursuant to Rule 497(e), for the Vanguard
Mega Cap 300 Value Index Fund and Vanguard Mega Cap 300 Growth Index Fund, each a series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Amy Miller, Esq.
U. S. Securities and Exchange Commission